Financial Instruments - Exposure to Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Cash and investments	$ 399.6	$ 107.0	$ 283.6
Credit risk
Disclosure of credit risk exposure [line items]
Cash and investments	399.6	107.0
Trade accounts receivable	17.5	28.7
Current advances to suppliers	10.4	8.9
Employee loans	$ 0.0	$ 0.3